As filed with the U.S. Securities and Exchange Commission
on October 11, 2017
Securities Act File No. 333-151713
Investment Company Act File No. 811-22209

U.S. SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D. C. 20549

FORM N-1A

Registration Statement Under The Securities Act Of 1933 ☑

Pre-Effective Amendment No. ________ ❑

Post-Effective Amendment No. 485 ☑

and/or

Registration Statement Under The Investment Company Act Of 1940 ☑

Amendment No. 488 ☑
(Check appropriate box or boxes)

Global X Funds
(Exact Name of Registrant as Specified in Charter)
600 Lexington Avenue, 20th Floor
New York, NY 10022
(Address of Principal Executive Office)

Registrant’s Telephone Number, including Area Code:  (212) 644-6440

Bruno del Ama Global X Management Company LLC 600 Lexington Avenue, 20th Floor New York, NY 10022 (Name and Address of Agent for Service)

With a copy to:

Daphne Tippens Chisolm, Esq.	Eric S. Purple, Esq.
Global X Management Company LLC	Stradley Ronon Stevens & Young, LLP
600 Lexington Avenue, 20th Floor	1250 Connecticut Avenue, N.W., Suite 500
New York, NY 10022	Washington, DC 20036

It is proposed that this filing will become effective (check appropriate box)
❑ immediately upon filing pursuant to paragraph (b)
☑ on November 10, 2017 pursuant to paragraph (b)
❑ 60 days after filing pursuant to paragraph (a)(1)
❑ on (date) pursuant to paragraph (a)(1)
❑ 75 days after filing pursuant to paragraph (a)(2)
❑ on (date) pursuant to paragraph (a)(2) of rule 485.

If appropriate, check the following box:
☑ this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

EXPLANATORY NOTE

This Post-Effective Amendment No. 485 to the Registration Statement of Global X Funds (the “Trust”) incorporates by reference Parts A, B and C of the Trust’s Post-Effective Amendment No. 146, which was filed with the Securities and Exchange Commission on June 5, 2014. This Post-Effective Amendment No. 485 is filed solely for the purpose of designating November 10, 2017 as the new effective date of Post-Effective Amendment No. 146, pursuant to paragraph (b)(1)(iii) of Rule 485 of the 1940 Act. The effectiveness of the Registration Statement was delayed in Post-Effective Amendment No. 478 on September 14, 2017, Post-Effective Amendment No. 471 on August 17, 2017, Post-Effective Amendment No. 463 on July 19, 2017, Post-Effective Amendment No. 457 on June 22, 2017, Post-Effective Amendment No. 450 on May 25, 2017, Post-Effective Amendment No. 444 on April 27, 2017, Post-Effective Amendment No. 438 on March 30, 2017, Post-Effective Amendment No. 428 on March 2, 2017, Post-Effective Amendment No. 419 on February 2, 2017, Post-Effective Amendment No. 411 on January 4, 2017, Post-Effective Amendment No. 404 on December 7, 2016, Post-Effective Amendment No. 398 on November 9, 2016, Post-Effective Amendment No. 389 on October 12, 2016, Post-Effective Amendment No. 383 on September 14, 2016, Post-Effective Amendment No. 377 on August 18, 2016, Post-Effective Amendment No. 368 on July 20, 2016, Post-Effective Amendment No. 360 on June 23, 2016, Post-Effective Amendment No. 353 on May 24, 2016, Post-Effective Amendment No. 341 on April 28, 2016, Post-Effective Amendment No. 328 on March 23, 2016, Post-Effective Amendment No. 317 on March 2, 2016, Post-Effective Amendment No. 308 on February 3, 2016, Post-Effective Amendment No. 300 on January 7, 2016, Post-Effective Amendment No. 293 on December 9, 2015, Post-Effective Amendment No. 287 on November 12, 2015, Post-Effective Amendment No. 280 on October 14, 2015, Post-Effective Amendment No. 273 on September 16, 2015, Post-Effective Amendment No. 266 on August 19, 2015, Post-Effective Amendment No. 261 on July 21, 2015, Post-Effective Amendment No. 251 on June 18, 2015, Post-Effective Amendment No. 241 on May 21, 2015, Post-Effective Amendment No. 234 on April 30, 2015, Post-Effective Amendment No. 227 on April 1, 2015, Post-Effective Amendment No. 215 on March 5, 2015, Post-Effective Amendment No. 208 on February 5, 2015, Post-Effective Amendment No. 203 on January 13, 2015, Post-Effective Amendment No. 198 on December 18, 2014, Post-Effective Amendment No. 191 on November 20, 2014, Post-Effective Amendment No. 183 on October 23, 2014, Post-Effective Amendment No. 171 on September 24, 2014, Post-Effective Amendment No. 165 on August 28, 2014, Post-Effective Amendment No. 159 on August 15, 2014. This Amendment does not affect the currently effective prospectuses and statement of additional information for series of the Trust’s shares not included herein.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 as amended, and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all the requirements for the effectiveness of this Registration Statement pursuant to Rule 485(b)(1)(iii) of the Securities Act of 1933, as amended, and has duly caused this Post-Effective Amendment No. 485 to its Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of New York and State of New York on the 11th day of October, 2017.

Global X Funds

By: /s/ Bruno del Ama
President

Pursuant to the requirements of the Securities Act of 1933, the Registration Statement has been signed below by the following persons in the capacities and on the date indicated.

Name	Title	Date

/s/ Bruno del Ama	President (Principal Executive Officer), Trustee	October 11, 2017
Bruno del Ama

/s/ Luis Berruga	Chief Operating Officer, Treasurer, Principal Accounting Officer and Chief Financial Officer	October 11, 2017
Luis Berruga

*	Trustee
Sanjay Ram Bharwani		October 11, 2017

*	Trustee
Scott R. Chichester		October 11, 2017

*	Trustee
Kartik Kiran Shah		October 11, 2017

*/s/ Bruno del Ama
Attorney-In-Fact, pursuant to power of attorney